BLACKROCK FUNDSSM

BlackRock Global Opportunities Portfolio

BlackRock International Opportunities Portfolio

(each a “Fund” and collectively the “Funds”)

SUPPLEMENT DATED JULY 6, 2012 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 30, 2012

Effective immediately, the following changes are made to the Funds’ Statement of Additional Information:

The section entitled “Management and Advisory Arrangements—Information Regarding the Portfolio Managers” is revised as set forth below.

The first paragraph is deleted in its entirety and replaced with the following:

Thomas Callan, CFA, Ian Jamieson, CFA and Nigel Hart, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of Global Opportunities and International Opportunities.

The subsection entitled “Other Funds and Accounts Managed” as it relates to the Funds is revised as set forth below:

Global Opportunities

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Thomas Callan, CFA	14	13	9	0	1	4
	$9.75 Billion	$2.26 Billion	$1.80 Billion	$0	$361.2 Million	$1.44 Billion
Ian Jamieson, CFA	2	4	1	0	0	0
	$2.60 Billion	$469.5 Million	$41.06 Million	$0	$0	$0
Nigel Hart, CFA[1]	5	3	3	0	0	1
	$3.68 Billion	$336 Million	$991.8 Million	$0	$0	$873.5 Million

 1 Information for Mr. Hart is provided as of June 20, 2012.

International Opportunities

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Thomas Callan, CFA	14	13	9	0	1	4
	$8.37 Billion	$2.26 Billion	$1.80 Billion	$0	$361.2 Million	$1.44 Billion
Ian Jamieson, CFA	2	4	1	0	0	0
	$1.22 Billion	$469.5 Million	$41.06 Million	$0	$0	$0
Nigel Hart, CFA[1]	5	3	3	0	0	1
	$2.34 Billion	$336 Million	$991.8 Million	$0	$0	$873.5 Million

 1 Information for Mr. Hart is provided as of June 20, 2012.

The chart in the subsection entitled “Portfolio Manager Compensation Overview—Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

Portfolio Manager	Applicable Benchmarks
Thomas Callan, CFA Jean Rosenbaum, CFA Erin Xie, PhD Ian Jamieson, CFA Nigel Hart, CFA Paul Ma, CFA	Lipper Mid-Cap Core Fund classification; Lipper International Multi-Cap Core Fund classification; Lipper Global/Health/Biotechnology Fund classification

The last sentence under the subsection entitled “Portfolio Manager Compensation Overview—Distribution of Discretionary Incentive Compensation—Long-Term Incentive Plan Awards” is deleted in its entirety and replaced with the following:

Messrs. Callan and Jamieson and Mdmes. Rosenbaum and Xie have each received long-term incentive awards.

The last sentence under the subsection entitled “Portfolio Manager Compensation Overview—Distribution of Discretionary Incentive Compensation—Deferred Compensation Program” is deleted in its entirety and replaced with the following:

All of the eligible portfolio managers have participated in the deferred compensation program.

The subsection entitled “Portfolio Manager Beneficial Holdings” is deleted in its entirety and replaced with the following:

Portfolio Manager Beneficial Holdings

As of September 30, 2011, the end of each Fund’s most recently completed fiscal year, the dollar range of securities beneficially owned by each portfolio manager in the Funds is shown below:

Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Thomas Callan, CFA	Global Opportunities	$500,001–$1,000,000
	International Opportunities	$500,001–$1,000,000
	U.S. Opportunities	$500,001–$1,000,000
	Health Sciences Opportunities	$100,001–$500,000
	Science & Technology Opportunities	None

Ian Jamieson, CFA	Global Opportunities	None
	International Opportunities	None

Nigel Hart, CFA[1]	Global Opportunities	None
	International Opportunities	None

Paul Ma, CFA	Science & Technology Opportunities	None

Jean M. Rosenbaum, CFA	U.S. Opportunities	$100,001–$500,000
	Science & Technology Opportunities	$50,001–$100,000

Erin Xie, PhD	Health Sciences Opportunities	$100,001–$500,000
	Science & Technology Opportunities	None

1 Information for Mr. Hart is provided as of June 20, 2012.

Shareholders should retain this Supplement for future reference.